Subsequent Events - (Details) - Subsequent Event [Member] - USD ($)	Sep. 25, 2026	Jul. 22, 2026
Subscription Agreement [Member] | Xingji Zhangpingting Limited [Member] | Class B Ordinary Shares [Member]
Subsequent Events [Line Items]
Number of shares issued		2,000,000
Total purchase price		$ 2,600,000
Securities Purchase Agreements [Member] | Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Ordinary shares, par value (in Dollars per share)	$ 0.0004
Price per share	$ 0.8
Number of shares issued	12,000,000